Commitments and Contingencies (Tables)	9 Months Ended
Mar. 31, 2019
Commitments And Contingencies
Schedule of contractual obligations
	Total	Less than 1 year	1 - 2 years	3 - 5 years	More than 5 years
Office lease	$67,500	$67,500	$-	$-	$-
Note payable	28,800	28,800	-	-	-
Total obligations	$96,300	$96,300	$-	$-	$-